SCHEDULE OF CHANGES IN BORROWINGS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Proceeds from bank borrowings					$ 742,969
Repayments of bank borrowings				(706,108)	(5,052,192)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 6,561,136	$ 1,143,565	1,143,565	2,305,283	9,800,322
Proceeds from bank borrowings					742,969
Proceeds from factoring loan related to notes receivable					1,619,673
Proceeds from third parties	322,045	935,551	4,350,790	2,010,327	237,230
Repayments of bank borrowings				(706,108)	(5,052,192)
Loan forgiven by a third party				(388,088)
Repayment of loans to third parties	(31,269)	(275,814)	(526,703)	(475,632)	(4,442,437)
Maturity of bank acceptance notes				(1,539,316)
Loan acquired in the reverse recapitalization			1,425,229
Exchange difference	20,199	(31,065)	168,255	(62,901)	(600,282)
Ending balance	$ 6,872,111	$ 1,772,237	$ 6,561,136	$ 1,143,565	$ 2,305,283